Related Party Transactions	12 Months Ended
Oct. 31, 2021
Related Party Transactions
Related Party Transactions
24.	Related Party Transactions

As at October 31, 2021, the Company had the following transactions with related parties as defined in IAS 24 – Related Party Disclosures, except those pertaining to transactions with key management personnel in the ordinary course of their employment and/or directorship arrangements and transactions with the Company’s shareholders in the form of various financing.

Financing transactions

A Director of the Company is Chief of the Opaskwayak Cree Nation (“OCN”). On November 18, 2020, the Company acquired all of the issued and outstanding shares of Meta which included notes payable to Opaskwayak Cree Nation (“OCN”). As at October 31, 2021, the Company has drawn $13,000.

On February 22, 2021, the Company issued, on a bought deal basis pre-consolidation, 47,916,665 units (3,194,445 units post-consolidation) of the Company at a price of $0.48 per unit pre-consolidation ($7.20 per unit post-consolidation). Two of the officers and the corporate secretary of the Company, collectively participated in the offering and acquired an aggregate of 3,112,084 units pre-consolidation (207,472 units post-consolidation) pursuant to the Offering.

On May 26, 2021, the Company issued, on a bought deal basis post-consolidation, 2,415,000 units (36,225,000 units pre-consolidation) of the Company at a price of $9.60 per unit post-consolidation ($0.64 per unit pre-consolidation). One of the officers and the corporate secretary of the Company, collectively participated in the offering and acquired an aggregate of 105,000 units post-consolidation (1,575,000 pre-consolidation) pursuant to the Offering.

Operational transactions

An office and warehouse unit has been developed by Grover Properties Inc., a company that is related through a common controlling shareholder and the President & CEO of the company. The office and warehouse space were leased to High Tide to accommodate the Company’s operational expansion. The lease was established by an independent real estate valuations services company at prevailing market rates and has annual lease payments totaling $386 per annum. The primary lease term is 5 years with two additional 5-year term extensions exercisable at the option of the Company.

An office and warehouse unit located in Savannah, Georgia has been leased out by 2G Realty, LLC, a company that is related through the Chief Technology Officer of the company. The office and warehouse space were leased to accommodate the Company’s operational needs for Smoke Cartel. The lease was established at prevailing market rates and has annual lease payments totaling $52 per annum. The primary lease term is 1 year with one additional 1-year term extension exercisable at the option of the Company.

Key management personnel

Key management personnel is comprised of Company’s Executive Team and Board of Directors. Key management compensation for the years ended October 31 as follows:

	2021	2020
	$	$
Short-term compensation	1,472	1,098
Share-based compensation	497	43
Total	1,969	1,141

During the year ended October 31, 2021, the Company paid compensation of $497 (2020 - $43) in the form of 54,723 post-consolidated shares (2020 – 250,000 pre-consolidation shares) to the key management personnel of the Company.